Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Statement Of Financial Position [Abstract]
Accounts receivable, allowance for credit losses	$ 7,009	$ 6,299
Net investment in finance leases, allowance for credit loss current	199	0
Container leaseback financing receivable, allowance for credit losses current	117	0
Containers, accumulated depreciation	1,522,009	1,443,167
Net investment in finance leases, allowance for credit loss non current	983	0
Container leaseback financing receivable, allowance for credit losses non current	445	0
Fixed assets, accumulated depreciation	12,490	12,266
Intangible assets, accumulated amortization	46,480	45,359
Debt, net of unamortized costs current	6,186	8,120
Debt, net of unamortized costs non current	$ 19,240	$ 21,446
Common shares, par value	$ 0.01	$ 0.01
Common shares, Authorized	140,000,000	140,000,000
Common shares, issued	58,389,184	58,326,555
Common shares, outstanding	53,299,310	56,817,918
Treasury shares, at cost, shares	5,089,874	1,508,637